Operating loss	6 Months Ended
Jun. 30, 2023
Operating loss
Operating loss

4.      Operating loss

In April 2023, Affimed conducted a reorganization of its operations to focus on the Group’s three clinical stage development programs. As a result of the reorganization, the Group incurred a one-time expenditure for termination payments of €1.1 million during the three and six months ended June 30, 2023. Certain of these termination payments have already been settled and the balance will be settled in the second half of 2023. However, all of these termination payments have already been accrued for in calculating operating loss for the three and six months ended June 30,2023.